Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Assets and liabilities measured at fair value on a recurring basis
Our assets and liabilities measured at fair value on a recurring basis consists of derivative instruments and investment securities.

	2017				2016
	Level 1	Level 2	Level 3	Net Balance	Level 1	Level 2	Level 3	Net Balance
Assets
Derivatives	$—	$150	$—	$150	$—	$318	$—	$318
Investment securities	81	8	304	393	—	—	—	—
Total assets	81	158	304	543	—	318	—	318

Liabilities
Derivatives	—	(95)	—	(95)	—	(375)	—	(375)
Total liabilities	$—	$(95)	$—	$(95)	$—	$(375)	$—	$(375)

Changes in the fair value of assets
The following table provides a reconciliation of recurring Level 3 fair value measurements for investment securities:

Balance at December 31, 2016	$—
Additions as a result of business combination	179
Purchases	186
Proceeds at maturity	(62)
Unrealized gains recognized in accumulated other comprehensive income (loss)	1
Balance at December 31, 2017	$304

Schedule of investment securities classified as available for sale

	2017				2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Investment securities
Non-U.S. debt securities	$310	$2	$—	$312	$—	$—	$—	$—
Equity securities	81	—	—	81	1	—	—	1
Total	$391	$2	$—	$393	$1	$—	$—	$1

Schedule of derivatives
The table below summarizes the fair value of all derivatives, including hedging instruments and embedded derivatives.

	2017		2016
	Assets	(Liabilities)	Assets	(Liabilities)
Derivatives accounted for as hedges
Currency exchange contracts	$6	$—	$2	$(9)

Derivatives not accounted for as hedges
Currency exchange contracts	144	(95)	316	(366)
Total derivatives	$150	$(95)	$318	$(375)

Carrying amount related to derivatives
The table below provides additional information about how derivatives are reflected in our consolidated and combined financial statements.

Carrying amount related to derivatives	2017	2016
Derivative assets	$150	$318
Derivative liabilities	(95)	(375)
Net derivatives	$55	$(57)

Carrying amount related to derivatives
The table below provides additional information about how derivatives are reflected in our consolidated and combined financial statements.

Carrying amount related to derivatives	2017	2016
Derivative assets	$150	$318
Derivative liabilities	(95)	(375)
Net derivatives	$55	$(57)

Effect of derivatives on earnings
The table below summarizes these offsets and the net effect on pre-tax earnings.

	2017		2016
	Cash flow hedges	Economic hedges	Cash flow hedges	Economic hedges
Effect on hedging instrument	$8	$121	$38	$(272)
Effect on underlying	(8)	(152)	(38)	102
Effect on earnings (1)	—	(31)	—	(170)

(1)
For cash flow hedges, the effect on earnings, if any, is primarily related to ineffectiveness. For economic hedges on forecasted transactions, the effect on earnings is substantially offset by future earnings on economically hedged items.

Schedule of hedging instrument, currency exchange contract	The table below summarizes this activity by hedging instrument.

	Gain (loss) recognized in AOCI		Gain (loss) reclassified from AOCI to earnings
	2017	2016	2017	2016
Currency exchange contracts	$8	$(38)	$(7)	$(37)